Goodwill - Additional Information (Detail) € in Millions, R$ in Millions	Oct. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 EUR (€)
Disclosure Of Goodwill [Line Items]
Carrying value of goodwill		€ 29,462		€ 29,612
CGU [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Carrying value of goodwill | R$			R$ 3,854
NOVERCA S.r.l. [member]
Disclosure Of Goodwill [Line Items]
Recognition of goodwill	€ 5